Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Commodity Strategy Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 22 .2%
Aerospace & Defense 1.0%
BAE Systems PLC
(a)
03/26/2029 5.125% 1,150,000 1,159,972
Boeing Co.
03/01/2029 3.200% 1,250,000 1,201,977
L3Harris Technologies, Inc.
06/15/2028 4.400% 1,125,000 1,118,676
RTX Corp.
03/15/2027 3.500% 1,100,000 1,095,456
Total 4,576,081
Auto Manufacturers 0.2%
Toyota Motor Credit Corp.
(b)
Series B
1 day USD SOFR Index +
0.480%
05/12/2028 4.144% 1,100,000 1,100,445
1 1 1 1 1,100,445
Banks 6.1%
Bank of America Corp.
(b)
1 day USD SOFR +
1.110%05/09/2029 4.774% 2,150,000 2,166,058
Bank of Montreal
02/01/2028 5.203% 1,100,000 1,108,576
Bank of New York Mellon Corp.
(b)
1 day USD SOFR Index +
0.680%06/09/2028 4.325% 1,100,000 1,101,286
Bank of Nova Scotia
(b)
Series I
1 day USD SOFR + 0.760%
09/15/2028 4.408% 1,100,000 1,101,679
Canadian Imperial Bank of Commerce
(c)
09/08/2028 4.243% 1,100,000 1,095,458
Citigroup, Inc.
(b)
1 day USD SOFR +
0.870%03/04/2029 4.515% 2,150,000 2,154,095
Cooperatieve Rabobank UA
(b)
1 day USD SOFR Index +
0.410%06/09/2028 4.055% 1,175,000 1,174,630
Goldman Sachs Group, Inc.
(c)
03/15/2028 3.615% 2,100,000 2,089,435
HSBC Holdings PLC
(c)
08/11/2028 5.210% 1,425,000 1,431,831
JPMorgan Chase & Co.
(c)
04/22/2028 5.571% 2,125,000 2,137,570
Morgan Stanley
(c)
07/12/2029 4.868% 2,200,000 2,200,317
PNC Financial Services Group, Inc.
(c)
12/02/2028 5.354% 1,100,000 1,109,808
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Royal Bank of Canada
(b)
Series 1
1 day USD SOFR Index +
0.610%
07/10/2029 4.263% 1,125,000 1,124,027
State Street Corp.
(c)
04/24/2028 4.543% 1,100,000 1,100,305
Toronto-Dominion Bank
(b)
Series F
1 day USD SOFR + 0.580%
01/13/2028 4.233% 1,125,000 1,125,750
Truist Bank
(c)
Series I
01/27/2029 4.144% 1,000,000 991,411
U.S. Bank NA
(b)
1 day USD SOFR +
0.660%05/20/2029 4.326% 1,000,000 1,000,007
UBS Group AG
(a),(c)
05/12/2028 4.751% 1,125,000 1,125,711
Wells Fargo & Co.
(b)
1 day USD SOFR +
0.720%05/20/2029 4.386% 1,675,000 1,675,964
Westpac Banking Corp.
(a),(b)
1 day USD SOFR +
0.440%05/11/2028 4.096% 1,125,000 1,125,403
Total 28,139,321
Beverages 0.8%
Bacardi Ltd.
(a)
05/15/2028 4.700% 1,100,000 1,093,631
Diageo Capital PLC
10/24/2027 5.300% 1,150,000 1,160,106
PepsiCo, Inc.
01/15/2029 4.100% 1,150,000 1,139,148
Total 3,392,885
Biotechnology 0.5%
Amgen, Inc.
03/02/2028 5.150% 1,100,000 1,107,100
Gilead Sciences, Inc.
05/20/2028 4.250% 1,100,000 1,094,993
Total 2,202,093
Building Materials 0.3%
Carrier Global Corp.
02/15/2027 2.493% 1,150,000 1,140,211
1 1 1 1 1,140,211
Chemicals 0.2%
LYB International Finance II BV
03/02/2027 3.500% 1,125,000 1,118,855
1 1 1 1 1,118,855

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Commercial Services 0.2%
ERAC USA Finance LLC
(a)
05/01/2028 4.600% 1,100,000 1,099,042
1 1 1 1 1,099,042
Electric 2.5%
CenterPoint Energy, Inc.
06/01/2029 5.400% 500,000 507,389
Dominion Energy, Inc.
05/15/2028 4.600% 1,125,000 1,122,636
DTE Energy Co.
06/01/2028 4.875% 1,100,000 1,101,998
Duke Energy Corp.
08/15/2027 3.150% 1,125,000 1,111,772
Eversource Energy
03/01/2027 2.900% 1,150,000 1,141,030
NextEra Energy Capital Holdings, Inc.
09/01/2027 4.685% 1,100,000 1,102,706
Public Service Enterprise Group, Inc.
11/15/2027 5.850% 1,100,000 1,115,205
Southern Co.
03/15/2029 5.500% 1,100,000 1,117,542
Vistra Operations Co. LLC
(a)
10/15/2028 4.300% 1,125,000 1,107,303
WEC Energy Group, Inc.
01/15/2028 4.750% 1,125,000 1,127,199
Xcel Energy, Inc.
03/21/2028 4.750% 1,100,000 1,099,684
Total 11,654,464
Food 0.9%
Kraft Heinz Foods Co.
01/30/2029 4.625% 1,150,000 1,146,850
Mars, Inc.
(a)
03/01/2027 4.450% 1,050,000 1,050,525
Mondelez International, Inc.
03/17/2027 2.625% 1,125,000 1,114,083
Tyson Foods, Inc.
03/01/2029 4.350% 1,003,000 991,519
Total 4,302,977
Gas 0.3%
NiSource, Inc.
03/30/2028 5.250% 1,100,000 1,109,208
1 1 1 1 1,109,208
Healthcare Products 0.2%
GE HealthCare Technologies, Inc.
11/15/2027 5.650% 1,100,000 1,112,134
1 1 1 1 1,112,134
Healthcare Services 1.0%
Cigna Group
10/15/2028 4.375% 1,100,000 1,091,370
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Elevance Health, Inc.
03/01/2028 4.101% 1,100,000 1,090,878
HCA, Inc.
09/01/2028 5.625% 1,100,000 1,113,987
UnitedHealth Group, Inc.
06/15/2028 4.400% 1,250,000 1,245,716
Total 4,541,951
Insurance 1.0%
Corebridge Global Funding
(a)
08/20/2027 4.650% 1,100,000 1,101,323
Metropolitan Life Global Funding I
(a)
04/13/2028 4.250% 1,125,000 1,116,973
Pricoa Global Funding I
(a)
08/27/2027 4.400% 1,100,000 1,100,118
Principal Life Global Funding II
(a)
08/18/2028 4.250% 1,125,000 1,113,789
Total 4,432,203
Machinery - Construction, & Mining 0.3%
Caterpillar Financial Services Corp.
(b)
Series L
1 day USD SOFR + 0.430%
05/15/2028 4.095% 1,150,000 1,150,278
1 1 1 1 1,150,278
Machinery - Diversified 0.2%
John Deere Capital Corp.
(b)
1 day USD SOFR +
0.500%03/06/2028 4.144% 1,100,000 1,101,332
1 1 1 1 1,101,332
Media 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
03/15/2028 4.200% 1,125,000 1,108,598
Comcast Corp.
10/15/2028 4.150% 1,125,000 1,111,379
Total 2,219,977
Miscellaneous Manufacturing 0.1%
Siemens Financieringsmaatschappij NV
(a)
03/16/2027 3.400% 700,000 696,335
1 1 1 1 696,335
Oil & Gas 0.5%
BP Capital Markets PLC
09/19/2027 3.279% 1,125,000 1,112,490
Woodside Finance Ltd.
(a)
03/15/2028 3.700% 1,150,000 1,131,077
Total 2,243,567
Pharmaceuticals 1.3%
AbbVie, Inc.
(b)
1 day USD SOFR Index +
0.480%03/03/2028 4.125% 1,100,000 1,101,471

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Astrazeneca Finance LLC
05/28/2028 1.750% 1,150,000 1,097,181
Becton Dickinson & Co.
06/06/2027 3.700% 1,150,000 1,143,212
Bristol-Myers Squibb Co.
02/20/2028 3.900% 700,000 694,643
CVS Health Corp.
03/25/2028 4.300% 1,100,000 1,092,662
Merck & Co., Inc.
(b)
1 day USD SOFR +
0.370%05/22/2028 4.036% 1,150,000 1,151,211
Total 6,280,380
Pipelines 1.8%
Enbridge, Inc.
11/20/2028 4.200% 1,150,000 1,136,496
Energy Transfer LP
06/15/2028 4.950% 1,125,000 1,128,199
Enterprise Products Operating LLC
06/20/2028 4.300% 1,125,000 1,119,768
Kinder Morgan, Inc.
03/01/2028 4.300% 1,125,000 1,120,677
MPLX LP
03/15/2028 4.000% 1,125,000 1,112,169
Western Midstream Operating LP
01/15/2029 6.350% 1,100,000 1,133,177
Williams Cos., Inc.
06/15/2027 3.750% 1,125,000 1,119,277
Total 7,869,763
REITS 0.2%
American Tower Corp.
07/15/2027 3.550% 1,125,000 1,115,834
1 1 1 1 1,115,834
Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
01/15/2028 3.500% 1,125,000 1,108,320
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/01/2027 4.400% 1,100,000 1,098,618
Total 2,206,938
Software 0.7%
Fidelity National Information Services, Inc.
(b)
1 day USD SOFR +
1.210%03/10/2029 4.856% 1,125,000 1,132,093
Oracle Corp.
02/04/2029 4.550% 1,100,000 1,075,022
Synopsys, Inc.
04/01/2028 4.650% 1,100,000 1,098,513
Total 3,305,628
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Telecommunications 0.7%
AT&T, Inc.
02/15/2028 4.100% 1,125,000 1,115,831
T-Mobile USA, Inc.
04/15/2027 3.750% 1,125,000 1,120,109
Verizon Communications, Inc.
03/22/2028 2.100% 1,150,000 1,106,944
Total 3,342,884
Transportation 0.2%
Union Pacific Corp.
02/05/2027 2.150% 900,000 891,897
1 1 1 1 891,897
Total Corporate Bonds
(Cost $ 102,699,420 ) 102,346,683
Foreign Government Obligations
(d)
0 .5%
Canada 0.5%
Province of Ontario
05/21/2027 1.050% 1,160,000 1,134,003
Province of Quebec
04/13/2028 3.625% 1,125,000 1,111,261
Total 2,245,264
Total Foreign Government Obligations
(Cost $ 2,256,470 ) 2,245,264
Non-Agency Asset-Backed Securities 17 .7%
ACHV ABS Trust
(a)
Series 2024-1PL  Class A
04/25/2031
5.900%
2,631 2,633
Series 2024-1PL  Class B
04/25/2031
6.340%
30,259 30,357
Series 2024-2PL  Class A
10/27/2031
5.070%
101,882 102,008
Affirm Asset Securitization Trust
(a)
Series 2024-B  Class A
09/15/2029
4.620%
3,020,000 3,020,556
Series 2026-X1  Class A
04/15/2031
4.270%
757,113 756,951
Affirm Master Trust
(a)
Series 2025-1A  Class A
02/15/2033
4.990%
1,800,000 1,804,993
Series 2025-2A  Class A
07/15/2033
4.670%
3,640,000 3,642,939
BRAVO Residential Funding Trust
(a),(b)
Series 2025-HE1  Class A1
30 day USD SOFR Average + 1.350%
09/25/2072
4.993%
2,346,848 2,350,933

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Bridgecrest Lending Auto Securitization Trust
Series 2026-3  Class A2
02/15/2029
4.460%
550,000 549,997
CarMax Auto Owner Trust
Series 2023-1  Class A4
01/16/2029
4.650%
1,917,318 1,919,083
Series 2024-2  Class A3
01/16/2029
5.500%
116,077 116,743
Series 2024-4  Class A3
10/15/2029
4.600%
147,303 147,512
Series 2025-1  Class A3
01/15/2030
4.840%
1,250,000 1,254,527
CarMax Select Receivables Trust
Series 2024-A  Class A3
11/15/2028
5.400%
3,081,278 3,092,863
Carvana Auto Receivables Trust
Series 2024-P4  Class A3
01/10/2030
4.640%
1,482,238 1,484,105
Series 2025-P1  Class A3
05/10/2030
4.550%
1,192,949 1,194,183
CNH Equipment Trust
Series 2023-A  Class A3
08/15/2028
4.810%
1,052,137 1,054,407
Series 2024-A  Class A3
06/15/2029
4.770%
420,688 421,749
CPS Auto Receivables Trust
(a)
Series 2026-C  Class A
04/15/2030
4.520%
402,669 401,974
DailyPay Securitization Trust
(a)
Series 2025-1A  Class A
06/26/2028
5.630%
225,000 225,433
Enterprise Fleet Financing LLC
(a)
Series 2024-1  Class A2
03/20/2030
5.230%
1,197,352 1,200,937
FCCU Auto Receivables Trust
(a)
Series 2026-1A  Class A2
10/15/2029
3.980%
1,224,143 1,220,529
FirstKey Homes Trust
(a)
Series 2021-SFR3  Class A
12/17/2038
2.135%
991,676 983,514
GLS Auto Select Receivables Trust
(a)
Series 2024-2A  Class A2
06/17/2030
5.580%
515,027 517,569
Series 2024-3A  Class A2
10/15/2029
5.590%
189,118 190,224
Series 2024-4A  Class A2
12/17/2029
4.430%
1,982,084 1,981,708
GMF Floorplan Owner Revolving Trust
(a)
Series 2024-1A  Class A1
03/15/2029
5.130%
4,185,000 4,203,314
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2024-4A  Class A1
11/15/2029
4.730%
4,275,000 4,284,564
GreenSky Home Improvement Issuer Trust
(a)
Series 2025-1A  Class A2
03/25/2060
5.120%
50,404 50,516
Series 2025-2A  Class A2
06/25/2060
4.930%
226,982 227,252
Harley-Davidson Motorcycle Trust
Series 2024-A  Class A3
03/15/2029
5.370%
2,388,331 2,399,353
Hyundai Auto Lease Securitization Trust
(a)
Series 2025-A  Class A3
01/18/2028
4.830%
2,075,000 2,079,625
Hyundai Auto Receivables Trust
Series 2025-B  Class A2A
08/15/2028
4.450%
339,452 339,709
JP Morgan Mortgage Trust
(a),(b)
Series 2024-HE3  Class A1
30 day USD SOFR Average + 1.200%
02/25/2055
4.839%
408,663 409,264
Kubota Credit Owner Trust
(a)
Series 2024-2A  Class A3
11/15/2028
5.260%
3,075,964 3,092,993
Mercedes-Benz Auto Receivables Trust
Series 2023-2  Class A3
11/15/2028
5.950%
208,201 209,683
Nissan Auto Receivables Owner Trust
Series 2025-A  Class A2A
02/15/2028
4.500%
889,101 889,810
Nissan Master Owner Trust Receivables
(a)
Series 2024-B  Class A
02/15/2029
5.050%
3,000,000 3,010,861
OCCU Auto Receivables Trust
(a)
Series 2026-1A  Class A2
09/17/2029
4.490%
450,000 449,393
Pagaya AI Debt Grantor Trust
(a)
Series 2024-11  Class A
07/15/2032
5.092%
310,203 310,570
Series 2025-1  Class A2
07/15/2032
5.156%
134,569 134,484
Series 2025-R3  Class A
01/18/2033
4.841%
279,415 278,541
PEAC Solutions Receivables LLC
(a)
Series 2024-1A  Class A2
06/21/2027
5.790%
86,086 86,320
Series 2024-2A  Class A2
04/20/2027
4.740%
31,764 31,772
Pretium Mortgage Credit Partners LLC
(a)
Series 2025-NPL7  Class A1
07/25/2055
5.657%
511,147 511,298
Series 2025-NPL8  Class A1
08/25/2055
5.732%
976,409 977,114

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
RCKT Trust
(a)
Series 2025-1A  Class A
07/25/2034
4.900%
160,796 160,904
RCO VIII Mortgage LLC
(a)
Series 2025-3  Class A1
05/25/2030
6.435%
100,408 100,527
Reach ABS Trust
(a)
Series 2025-2A  Class A
08/18/2032
4.930%
260,619 261,056
Series 2026-1A  Class A
02/15/2033
4.320%
207,808 207,722
Research-Driven Pagaya Motor Asset Trust
(a)
Series 2025-4A  Class A2
04/25/2034
5.124%
298,805 299,153
SoFi Consumer Loan Program Trust
(a)
Series 2025-1  Class A
02/27/2034
4.800%
75,517 75,558
Series 2025-2  Class A
06/25/2034
4.820%
816,444 817,101
Series 2025-4  Class A
08/25/2035
4.240%
597,574 597,026
Series 2026-1  Class A
12/26/2035
4.060%
1,262,628 1,258,746
Series 2026-2  Class A
03/25/2036
4.270%
384,805 384,215
Series 2026-3  Class A
06/25/2035
4.460%
2,442,136 2,441,367
STAR Trust
(a),(b)
Series 2025-SFR6  Class A
1 mo. USD Term SOFR + 1.400%
Floor 1.400%
08/17/2042
5.040%
550,000 550,093
Toyota Auto Receivables Owner Trust
Series 2023-A  Class A3
09/15/2027
4.630%
26,109 26,107
Upgrade Master Pass-Thru Trust
(a)
Series 2025-ST5  Class A
09/15/2032
4.794%
342,538 342,761
Series 2025-ST8  Class A
12/15/2033
4.618%
778,589 778,817
Series 2026-ST2  Class A
06/15/2034
4.413%
852,080 851,667
Series 2026-ST3  Class A
09/15/2033
4.750%
775,000 775,040
Series 2026-ST4  Class A
10/15/2035
4.541%
2,000,000 1,998,830
Upstart Securitization Trust
(a)
Series 2024-1  Class A
11/20/2034
5.330%
13,950 13,958
Series 2025-3  Class A2
09/20/2035
4.600%
341,568 341,563
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
VCAT LLC
(a)
Series 2026-NPL2  Class A1
02/25/2056
5.062%
1,431,336 1,426,922
Verizon Master Trust
Series 2024-8  Class A1A
11/20/2030
4.620%
3,000,000 3,004,373
Volkswagen Auto Lease Trust
Series 2024-A  Class A3
06/21/2027
5.210%
336,714 337,211
Series 2024-A  Class A4
12/20/2028
5.200%
1,500,000 1,501,674
Series 2025-A  Class A3
06/20/2028
4.500%
4,000,000 4,002,436
Volkswagen Auto Loan Enhanced Trust
Series 2024-1  Class A3
07/20/2029
4.630%
1,960,000 1,963,440
Wheels Fleet Lease Funding 1 LLC
(a)
Series 2025-2A  Class A1
05/18/2040
4.410%
3,087,243 3,078,544
World Omni Auto Receivables Trust
Series 2024-A  Class A3
03/15/2029
4.860%
387,355 388,333
Series 2024-B  Class A3
09/17/2029
5.270%
69,937 70,253
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 81,835,548 ) 81,700,260
Non-Agency Collateralized Mortgage Obligation Securities 3 .8%
A&D Mortgage Trust
(a)
Series 2023-NQM2  Class A1
05/25/2068
6.132%
513,500 512,261
Angel Oak Mortgage Trust
(a)
Series 2024-10  Class A1
10/25/2069
5.348%
1,549,486 1,546,558
BRAVO Residential Funding Trust
(a)
Series 2024-NQM6  Class A1
08/01/2064
5.409%
447,139 446,004
COLT Mortgage Loan Trust
(a)
Series 2024-6  Class A1
11/25/2069
5.390%
1,891,374 1,887,984
Cross Mortgage Trust
(a),(e)
Series 2024-H7  Class A1
11/25/2069
5.585%
1,931,908 1,931,770
HOMES Trust
(a),(e)
Series 2025-NQM3  Class A1
02/25/2070
5.630%
1,132,198 1,130,619
Homeward Opportunities Fund Trust
(a)
Series 2025-RRTL2  Class A1
09/25/2040
5.237%
1,650,000 1,649,752
OBX Trust
(a),(e)
Series 2024-NQM17  Class A1
11/25/2064
5.610%
731,198 730,809

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
PRPM LLC
(a)
Series 2024-8  Class A1
12/25/2029
5.897%
551,146 551,211
RCO IX Mortgage LLC
(a)
Series 2026-4  Class A1
08/25/2031
5.691%
1,150,000 1,147,435
Reneu Redi Q-1 Trust
(a)
Series 2026-RTL1  Class A1
06/25/2041
5.892%
1,025,000 1,022,243
SAIF Securitization Trust
(a)
Series 2024-CES1  Class A1
07/25/2054
5.965%
828,409 829,695
Toorak Mortgage Trust
(a)
Series 2025-RRTL1  Class A1
02/25/2040
5.524%
1,225,000 1,225,439
Towd Point Mortgage Trust
(a),(e)
Series 2021-SJ2  Class A1A
12/25/2061
2.250%
208,248 203,591
Verus Securitization Trust
(a)
Series 2024-1  Class A1
01/25/2069
5.712%
1,714,614 1,713,512
Series 2025-10  Class A1FC
06/25/2070
5.017%
850,199 844,951
1 1 1 1 1
Total Non-Agency Collateralized Mortgage Obligation Securities
(Cost $ 17,452,055 ) 17,373,834
Non-Agency Commercial Mortgage-Backed Securities 3 .2%
Bank
Series 2017-BNK5  Class A4
06/15/2060
3.131%
1,303,036 1,291,119
Series 2019-BN18  Class ASB
05/15/2062
3.432%
2,063,538 2,031,501
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3  Class A3
02/15/2050
3.311%
760,156 757,591
BBCMS Mortgage Trust
Series 2018-C2  Class ASB
12/15/2051
4.236%
951,772 947,226
CD Mortgage Trust
Series 2017-CD4  Class ASB
05/10/2050
3.317%
210,371 209,702
Series 2017-CD6  Class ASB
11/13/2050
3.332%
220,359 218,981
CGMS Commercial Mortgage Trust
Series 2017-B1  Class AAB
08/15/2050
3.243%
424,063 421,459
Citigroup Commercial Mortgage Trust
Series 2016-P6  Class A4
12/10/2049
3.458%
1,081,276 1,079,117
Series 2017-C4  Class A4
10/12/2050
3.471%
1,775,000 1,751,478
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2019-C18  Class ASB
12/15/2052
2.868%
744,386 723,199
Morgan Stanley Capital I Trust
Series 2018-L1  Class A3
10/15/2051
4.139%
729,412 720,311
UBS Commercial Mortgage Trust
Series 2017-C2  Class A4
08/15/2050
3.487%
720,000 711,523
Series 2017-C3  Class ASB
08/15/2050
3.215%
607,183 603,585
Series 2018-C12  Class A4
08/15/2051
4.030%
500,000 492,117
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25  Class A4
12/15/2059
3.640%
1,582,857 1,578,346
Series 2017-C40  Class A3
10/15/2050
3.317%
473,223 468,378
Series 2018-C45  Class ASB
06/15/2051
4.147%
222,368 221,434
Series 2018-C47  Class ASB
09/15/2061
4.365%
765,518 762,845
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 14,990,681 ) 14,989,912
Issuer ... Yield
Principal
Amount ($) .
...
Value ($)
Treasury Bills 0 .5%
United States 0.5%
U.S. Treasury Bills
11/17/2026 3.910% 2,275,000 2,256,861
1 1 1 1 1
Total Treasury Bills
(Cost $ 2,256,431 ) 2,256,861
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Government Agency 0 .5%
Federal Farm Credit Banks Funding Corp.
08/27/2027 3.625% 550,000 546,785
11/10/2027 3.500% 475,000 470,554
Federal Farm Credit Banks Funding Corp.
(b)
02/10/2027 3.765% 225,000 225,150
Federal Home Loan Banks
03/12/2027 4.500% 700,000 701,434
06/01/2028 4.125% 275,000 273,942
1 1 1 1 1
Total U.S. Government Agency
(Cost $ 2,227,194 ) 2,217,865

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
169,934,692
492,372,250
(469,246,754)
11,449
193,071,637
—
4,553
1,458,072
193,168,221
1
Notes to Consolidated Portfolio of Investments
At August 31, 2026, securities and/or cash totaling $36,690,657 were pledged as collateral.
Investments in Derivatives
. Shares
.....
Value ($)
Money Market Funds 41 .9%
Columbia Short-Term Cash Fund, 3.871%
(f),(g)
193,168,221 193,071,637
1 1 1
Total Money Market Funds
(Cost $ 193,060,188 ) 193,071,637
.....
Value ($)
Total Investments in Securities
(Cost $ 416,777,987 ) 416,202,316
Other Assets & Liabilities, Net 44,539,529
Net Assets 460,741,845
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $86,727,745, which represents 18.82% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of August 31, 2026.
(c) Fixed-to-floating rate security. The interest rate shown reflects the rate in effect at period end. The security pays a fixed rate of interest until its reset date and thereafter will bear interest at a floating rate based on a reference rate plus a spread.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2026.
(f) The rate shown is the seven-day current annualized yield at August 31, 2026.
(g) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT Corn Futures 7 03/2027 USD 193,288 16,446 —
CBOT Corn Futures 197 05/2027 USD 5,501,225 603,980 —
CBOT Soybean Futures 84 01/2027 USD 5,473,650 407,548 —
CBOT Soybean Futures 167 03/2027 USD 10,930,150 900,790 —
CBOT Soybean Futures 83 05/2027 USD 5,453,100 398,621 —
CBOT Soybean Meal Futures 91 01/2027 USD 3,164,980 225,924 —
CBOT Soybean Meal Futures 181 03/2027 USD 6,324,140 451,346 —
CBOT Soybean Meal Futures 90 05/2027 USD 3,159,000 222,492 —
CBOT Soybean Oil Futures 169 12/2026 USD 7,211,568 83,496 —
CBOT Soybean Oil Futures 85 01/2027 USD 3,626,610 23,135 —
CBOT Soybean Oil Futures 170 03/2027 USD 7,247,100 201,772 —
CBOT Soybean Oil Futures 85 05/2027 USD 3,619,470 150,769 —
CBOT Wheat Futures 180 03/2027 USD 7,094,250 924,796 —
CBOT Wheat Futures 89 05/2027 USD 3,531,075 423,568 —
CME Feeder Cattle Futures 116 10/2026 USD 18,387,450 — (1,129,830)
CME Lean Hogs Futures 1,430 10/2026 USD 47,862,100 112,466 —

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Long futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CME Lean Hogs Futures 21 12/2026 USD 622,860 — (750)
CME Lean Hogs Futures 21 02/2027 USD 642,810 — (6,809)
CME Lean Hogs Futures 39 04/2027 USD 1,280,370 5,176 —
CME Live Cattle Futures 30 12/2026 USD 2,574,900 — (166,094)
CME Live Cattle Futures 30 02/2027 USD 2,597,700 — (152,102)
CME Live Cattle Futures 59 04/2027 USD 5,144,210 — (160,671)
COMEX Copper Futures 60 03/2027 USD 10,179,750 443,398 —
COMEX Copper Futures 30 05/2027 USD 5,140,500 — (10,585)
COMEX Gold 100 Troy Ounces Futures 142 12/2026 USD 63,637,300 4,197,852 —
COMEX Silver Futures 39 12/2026 USD 13,063,050 245,298 —
ICE Brent Crude Oil Futures 296 09/2026 USD 26,785,040 1,603,484 —
ICE Brent Crude Oil Futures 103 11/2026 USD 8,873,450 303,794 —
ICE Brent Crude Oil Futures 107 01/2027 USD 8,847,830 204,328 —
ICE Brent Crude Oil Futures 220 03/2027 USD 17,701,200 732,036 —
ICE Gas Oil Futures 93 11/2026 USD 11,318,100 — (3,482)
ICE Gas Oil Futures 31 01/2027 USD 3,457,275 664,857 —
ICE Gas Oil Futures 65 03/2027 USD 6,838,000 1,191,913 —
ICE Gas Oil Futures 35 05/2027 USD 3,483,375 261,137 —
KCBT Hard Red Winter Wheat Futures 600 12/2026 USD 25,140,000 — (9,789)
KCBT Hard Red Winter Wheat Futures 108 03/2027 USD 4,596,750 762,165 —
KCBT Hard Red Winter Wheat Futures 54 05/2027 USD 2,308,500 279,283 —
LME Lead Futures 857 09/2026 USD 40,354,416 — (831,142)
LME Lead Futures 575 11/2026 USD 27,359,075 — (190,928)
LME Lead Futures 64 01/2027 USD 3,084,032 — (113,172)
LME Lead Futures 54 03/2027 USD 2,630,164 — (38,919)
LME Lead Futures 17 05/2027 USD 837,683 — (3,208)
LME Nickel Futures 452 09/2026 USD 45,346,403 — (577,771)
LME Nickel Futures 170 11/2026 USD 17,182,624 — (459,009)
LME Nickel Futures 51 01/2027 USD 5,195,877 — (508,938)
LME Nickel Futures 46 03/2027 USD 4,720,149 — (146,899)
LME Nickel Futures 15 05/2027 USD 1,551,149 — (8,627)
LME Primary Aluminum Futures 518 09/2026 USD 42,013,944 731,642 —
LME Primary Aluminum Futures 174 11/2026 USD 14,117,403 — (339,488)
LME Primary Aluminum Futures 115 01/2027 USD 9,321,613 — (518,891)
LME Primary Aluminum Futures 99 03/2027 USD 8,001,799 — (106,214)
LME Primary Aluminum Futures 41 05/2027 USD 3,302,089 — (54,062)
LME Zinc Futures 498 09/2026 USD 49,467,959 5,833,412 —
LME Zinc Futures 344 11/2026 USD 33,448,582 2,075,550 —
LME Zinc Futures 71 01/2027 USD 6,845,288 738,884 —
LME Zinc Futures 61 03/2027 USD 5,851,044 462,380 —
LME Zinc Futures 27 05/2027 USD 2,579,006 84,310 —
NYBOT CSC C Coffee Futures 234 12/2026 USD 27,334,125 — (611,923)
NYBOT CSC C Coffee Futures 32 03/2027 USD 3,591,600 — (60,921)
NYBOT CSC C Coffee Futures 16 05/2027 USD 1,773,600 — (43,322)
NYBOT CSC Cocoa Futures 33 03/2027 USD 2,278,650 373,197 —
NYBOT CSC Cocoa Futures 17 05/2027 USD 1,182,350 187,462 —
NYBOT CSC Number 11 World Sugar Futures 417 02/2027 USD 8,794,363 1,295,603 —
NYBOT CSC Number 11 World Sugar Futures 143 04/2027 USD 2,935,733 154,283 —
NYBOT CTN Number 2 Cotton Futures 83 03/2027 USD 3,948,310 472,918 —
NYBOT CTN Number 2 Cotton Futures 41 05/2027 USD 1,973,125 159,856 —
NYMEX Henry Hub Natural Gas Futures 126 12/2026 USD 4,968,180 — (510,387)
NYMEX Henry Hub Natural Gas Futures 340 02/2027 USD 9,914,400 — (500,559)

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Long futures contracts (continued)
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
NYMEX Henry Hub Natural Gas Futures 177 04/2027 USD 4,936,530 — (81,144)
NYMEX Light Sweet Crude Oil Futures 184 10/2026 USD 15,467,040 — (4,228)
NYMEX Light Sweet Crude Oil Futures 87 12/2026 USD 6,970,440 191,847 —
NYMEX Light Sweet Crude Oil Futures 181 02/2027 USD 13,915,280 602,051 —
NYMEX Light Sweet Crude Oil Futures 93 04/2027 USD 6,952,680 163,048 —
NYMEX NY Harbor ULSD Futures 63 10/2026 USD 11,249,998 575,148 —
NYMEX NY Harbor ULSD Futures 17 12/2026 USD 2,820,514 558,308 —
NYMEX NY Harbor ULSD Futures 35 02/2027 USD 5,477,808 880,883 —
NYMEX NY Harbor ULSD Futures 19 04/2027 USD 2,794,596 187,689 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 354 10/2026 USD 42,956,626 2,676,945 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 16 12/2026 USD 1,775,222 214,085 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 32 02/2027 USD 3,517,382 323,802 —
NYMEX Reformulated Gasoline Blendstock for
Oxygen Blending RBOB Futures 15 04/2027 USD 1,760,535 72,509 —
Total 35,057,682 (7,349,864)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 2 Year U.S. Treasury Notes Futures (246) 12/2026 USD (50,487,656) 100,859 —
CBOT Corn Futures (524) 12/2026 USD (14,089,050) — (1,344,641)
CBOT Soybean Futures (320) 11/2026 USD (20,608,000) — (518,827)
CBOT Soybean Meal Futures (326) 12/2026 USD (11,256,780) — (4,523)
CBOT Wheat Futures (278) 12/2026 USD (10,758,600) — (507,926)
CME Live Cattle Futures (35) 10/2026 USD (2,977,450) 1,239 —
COMEX Copper Futures (149) 12/2026 USD (24,910,937) 65,614 —
LME Lead Futures (857) 09/2026 USD (40,354,416) 149,731 —
LME Lead Futures (81) 11/2026 USD (3,854,061) 129,292 —
LME Lead Futures (51) 01/2027 USD (2,457,588) 37,095 —
LME Lead Futures (29) 03/2027 USD (1,412,496) 6,497 —
LME Lead Futures (4) 05/2027 USD (197,102) 1,907 —
LME Nickel Futures (452) 09/2026 USD (45,346,403) 2,424,556 —
LME Nickel Futures (119) 11/2026 USD (12,027,837) 508,206 —
LME Nickel Futures (36) 01/2027 USD (3,667,678) 76,790 —
LME Nickel Futures (16) 03/2027 USD (1,641,791) 11,688 —
LME Primary Aluminum Futures (518) 09/2026 USD (42,013,944) — (637,746)
LME Primary Aluminum Futures (184) 11/2026 USD (14,928,748) 414,212 —
LME Primary Aluminum Futures (75) 01/2027 USD (6,079,313) — (51,493)
LME Primary Aluminum Futures (18) 03/2027 USD (1,454,872) — (44,619)
LME Zinc Futures (498) 09/2026 USD (49,467,959) — (4,156,296)
LME Zinc Futures (56) 11/2026 USD (5,445,118) — (673,567)
LME Zinc Futures (49) 01/2027 USD (4,724,213) — (391,508)
LME Zinc Futures (16) 03/2027 USD (1,534,700) — (97,886)
LME Zinc Futures (4) 05/2027 USD (382,075) — (9,784)
NYBOT CSC Cocoa Futures (108) 12/2026 USD (7,312,680) — (863)
NYBOT CSC Number 11 World Sugar Futures (1,442) 09/2026 USD (28,763,862) — (3,146,024)
NYBOT CTN Number 2 Cotton Futures (354) 12/2026 USD (16,485,780) — (893,521)
NYMEX Henry Hub Natural Gas Futures (147) 10/2026 USD (4,504,080) — (3,509)
Total 3,927,686 (12,482,733)

Consolidated Portfolio of Investments
(continued)
Columbia Commodity Strategy Fund, August 31, 2026 (Unaudited)
Columbia Commodity Strategy Fund | 2026

Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
Currency Legend
USD US Dollar

1QT129_(10/26)
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